Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$30,964,712.93	0.0793967	$-	-	$30,964,712.93
Class A-3 Notes	$469,000,000.00	1.0000000	$464,685,129.93	0.9907999	$4,314,870.07
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$752,194,712.93	0.5179584	$716,915,129.93	0.4936650	$35,279,583.00

Weighted Avg. Coupon (WAC)	4.54%		4.55%
Weighted Avg. Remaining Maturity (WARM)	39.73		38.92
Pool Receivables Balance	$795,142,881.79		$757,666,147.35
Remaining Number of Receivables	63,974		62,669

Adjusted Pool Balance	$783,536,159.30		$746,827,156.31

III. COLLECTIONS

Principal:
Principal Collections	$36,308,500.94
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$661,724.06
Total Principal Collections	$36,970,225.00

Interest:
Interest Collections	$2,971,402.64
Late Fees & Other Charges	$70,301.47
Interest on Repurchase Principal	$-
Total Interest Collections	$3,041,704.11

Collection Account Interest	$1,351.25
Reserve Account Interest	$285.80
Servicer Advances	$-

Total Collections	$40,013,566.16

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$40,013,566.16
Reserve Account Release					$-
Total Available for Distribution					$40,013,566.16

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$662,619.07		$662,619.07	$662,619.07
Collection Account Interest					$1,351.25
Late Fees & Other Charges					$70,301.47
Total due to Servicer					$734,271.79

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$13,934.12		$13,934.12
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$379,060.29		$379,060.29	$379,060.29

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$38,798,925.50

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$35,279,583.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$30,964,712.93
Class A-3 Notes				$4,314,870.07
Class A-4 Notes				$-
Class A Notes Total:		$35,279,583.00		$35,279,583.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$35,279,583.00		$35,279,583.00

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,519,342.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,606,722.49
Beginning Period Amount	$11,606,722.49
Current Period Amortization	$767,731.45
Ending Period Required Amount	$10,838,991.04
Ending Period Amount	$10,838,991.04
Next Distribution Date Amount	$10,104,151.05

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,341,446.37	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool		2.10%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.01%	4.01%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.48%	61,714	97.89%	$741,706,259.44
30 - 60 Days	1.19%	743	1.62%	$12,279,173.74
61 - 90 Days	0.27%	169	0.38%	$2,862,620.80
91 + Days	0.07%	43	0.11%	$818,093.37
		62,669		$757,666,147.35
Total
Delinquent Receivables 61 + days past due	0.34%	212	0.49%	$3,680,714.17
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	189	0.42%	$3,366,633.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	192	0.41%	$3,404,713.80
Three-Month Average Delinquency Ratio	0.31%		0.44%

Repossession in Current Period		54		$887,493.63
Repossession Inventory		90		$586,061.59

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,168,233.50
Recoveries				$(661,724.06)
Net Charge-offs for Current Period				$506,509.44

Beginning Pool Balance for Current Period				$795,142,881.79

Net Loss Ratio				0.76%
Net Loss Ratio for 1st Preceding Collection Period				0.57%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.62%

Cumulative Net Losses for All Periods				$8,272,799.78
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$3,720,041.00
Number of Extensions				218

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